UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     February 7, 2011
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     74
Form 13F Information Table Value Total:     $230,256
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         46,427    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        396,980        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      5,560,606      189,265    X                       189,265            0            0
AAON INC               COMMON   000360206     16,965,776      601,410    X                       601,410            0            0
ABBOTT LABS            COMMON   002824100      4,568,889       95,364    X                        95,364            0            0
ALTRIA GROUP INC       COMMON   02209S103        382,130       15,521    X                        15,521            0            0
AMAZON COM INC         COMMON   023135106        374,400        2,080    X                         2,080            0            0
APACHE CORP            COMMON   037411105        557,400        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100      7,231,795       22,420    X                        22,420            0            0
APPLIED MATLS INC      COMMON   038222105      5,912,802      420,840    X                       420,840            0            0
B P PLC ADR            COMMON   055622104        330,877        7,491    X                         7,491            0            0
BANK OF AMERICA        COMMON   060505104        145,793       10,929    X                        10,929            0            0
BAXTER INTL INC        COMMON   071813109      4,075,619       80,514    X                        80,514            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,324,950           11    X                            11            0            0
BHP BILLITON ADR       COMMON   088606108      5,348,475       57,560    X                        57,560            0            0
BLACKROCK INC          COMMON   09247X101      5,450,588       28,600    X                        28,600            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        238,638        9,012    X                         9,012            0            0
BROADCOM CORP          COMMON   111320107      3,777,745       86,745    X                        86,745            0            0
CHEVRONTEXACO CORP     COMMON   166764100        664,483        7,282    X                         7,282            0            0
CISCO SYS INC          COMMON   17275R102      3,766,846      186,201    X                       186,201            0            0
CITIGROUP INC          COMMON   172967101      4,575,952      967,432    X                       967,432            0            0
CONOCOPHILLIPS         COMMON   20825C104      1,805,672       26,515    X                        26,515            0            0
CORNING INC            COMMON   219350105      4,879,849      252,580    X                       252,580            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107            100       50,000    X                        50,000            0            0
DEVON ENERGY CORP NEW  COMMON   25179M103        249,472        3,178    X                         3,178            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        381,142        6,110    X                         6,110            0            0
ENTERPRISE PRODS PART  COMMON   293792107        426,419       10,248    X                        10,248            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105            143      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101      5,404,872      129,800    X                       129,800            0            0
EXXON MOBIL CORP       COMMON   30231G102      5,958,822       81,494    X                        81,494            0            0
FIFTH THIRD BANCORP    COMMON   316773100        679,317       46,275    X                        46,275            0            0
GENERAL ELECTRIC       COMMON   369604103      5,668,639      309,931    X                       309,931            0            0
GILEAD SCIENCES INC    COMMON   375558103      3,474,872       95,885    X                        95,885            0            0
GOOGLE INC-CL A        COMMON   38259P508      7,560,050       12,728    X                        12,728            0            0
GREEN BRIDGE INDUSTRI  COMMON   392710109             50      247,933    X                       247,933            0            0
HOME DEPOT INC         COMMON   437076102      5,515,464      157,315    X                       157,315            0            0
I B M                  COMMON   459200101      4,991,466       34,011    X                        34,011            0            0
INTEL CORP             COMMON   458140100        203,991        9,700    X                         9,700            0            0
JOHNSON CTLS INC       COMMON   478366107      5,084,764      133,109    X                       133,109            0            0
JOHNSON & JOHNSON      COMMON   478160104      7,984,088      129,088    X                       129,088            0            0
KRAFT FOODS INC CL A   COMMON   50075N104      4,288,763      136,108    X                       136,108            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        251,676        3,600    X                         3,600            0            0
LUBRIZOL CORP COM      COMMON   549271104        406,144        3,800    X                         3,800            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        363,860        6,440    X                         6,440            0            0
MARVELL TECHNOLOGY GR  COMMON   G5876H105      5,068,324      273,225    X                       273,225            0            0
MCKESSON CORPORATION   COMMON   58155Q103      4,579,908       65,074    X                        65,074            0            0
MICROSOFT              COMMON   594918104        460,861       16,512    X                        16,512            0            0
NOVARTIS AG SPONSORED  COMMON   66987V109      4,635,533       78,635    X                        78,635            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        387,342        3,948    X                         3,948            0            0
ONEOK PARTNERS L P     COMMON   68268N103        520,725        6,550    X                         6,550            0            0
PARKER DRILLING CO     COMMON   701081101        205,650       45,000    X                        45,000            0            0
PEPSICO INC            COMMON   713448108      8,028,779      122,896    X                       122,896            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        359,960        6,150    X                         6,150            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      6,740,626      104,782    X                       104,782            0            0
QUALCOMM INC           COMMON   747525103      7,850,104      158,620    X                       158,620            0            0
RANGE RES CORP         COMMON   75281A109      4,377,679       97,325    X                        97,325            0            0
REPUBLIC SERIVCES INC  COMMON   760759100      3,688,158      123,515    X                       123,515            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        224,078        3,361    X                         3,361            0            0
SHARON ENERGY LTD      COMMON   819606104          1,400       10,000    X                        10,000            0            0
SPECTRA ENERGY CORP    COMMON   847560109      5,639,618      225,675    X                       225,675            0            0
STATE STREET CORP      COMMON   857477103      4,249,285       91,698    X                        91,698            0            0
TEXAS INSTRUMENTS      COMMON   882508104        279,955        8,614    X                         8,614            0            0
THERMO FISHER SCIENTI  COMMON   883556102      4,400,234       79,484    X                        79,484            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109      5,099,478       95,353    X                        95,353            0            0
UNILIFE CORP NEW       COMMON   90478E103        185,500       35,000    X                        35,000            0            0
VERIZON COMMUNICATION  COMMON   92343V104        248,850        6,955    X                         6,955            0            0
VIEWCAST.COM INC       COMMON   926713108          5,196       20,000    X                        20,000            0            0
VISA INC CL A          COMMON   92826C839      3,544,900       50,368    X                        50,368            0            0
VODAFONE GROUP INC     COMMON   92857W209      9,771,250      369,563    X                       369,563            0            0
WAL MART STORES INC    COMMON   931142103      4,856,828       90,058    X                        90,058            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,865,561       22,217    X                        22,217            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        388,361        8,325    X                         8,325            0            0
YUM BRANDS INC         COMMON   988498101      5,314,518      108,349    X                       108,349            0            0
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